Debt - Schedule of Debt Instruments (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Net	$ 13,460,000,000	$ 11,649,229,000	$ 9,205,559,000
Unamortized Debt Issuance Costs, Noncurrent	(201,000,000)	(177,609,000)	(154,551,000)
Current Debt, Working Capital Facility	0	223,500,000	15,000,000
Total Debt, Net	13,460,000,000	11,872,729,000	9,220,559,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,007,000,000	$ 2,007,181,000	2,008,718,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%	5.625%
Debt Instrument, Unamortized Premium	$ 7,000,000	$ 7,181,000	8,718,000
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,000,000,000	$ 1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%	6.25%
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,505,000,000	$ 1,505,657,000	1,506,392,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%	5.625%
Debt Instrument, Unamortized Premium	$ 5,000,000	$ 5,657,000	6,392,000
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,000,000,000	$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%	5.75%
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,000,000,000	$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%	5.625%
2026 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.875%	5.875%
2027 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%
2028 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,349,000,000	$ 0
Debt Instrument, Interest Rate, Stated Percentage	4.20%
Debt Instrument, Unamortized Discount	$ 1,000,000	0
2037 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 800,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.00%
2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 0	314,000,000	845,000,000
Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, Working Capital Facility	0	223,500,000	15,000,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,200,000,000.0	$ 1,200,000,000.0
Accounting Standards Update 2015-03 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Costs, Noncurrent			154,551,000
Accounting Standards Update 2015-03 [Member] | Debt Issuance Costs, Net [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Costs, Noncurrent			$ (154,551,000)